Shareholder's Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Shareholder's Equity

6. Shareholders’ Equity

We have 50,000,000 authorized ordinary shares, par value $0.001 per share. Upon emergence from bankruptcy, we issued 5,000,053 ordinary shares in connection with the settlement of LSTC and the VDC Note. As of June 30, 2016, 5,000,053 ordinary shares were issued and outstanding.

As of December 31, 2015, the Company was a 100% owned subsidiary of VDC and did not have any equity incentive plans of its own. VDC had the 2007 Long-Term Incentive Plan under which time-vested and performance units were awarded to officers and employees of the Company and related share compensation expense was recognized. The vesting of outstanding equity awards provided by VDC was suspended prior to December 31, 2015 as the trading value of the shares of VDC was below the administrative costs of vesting the awards. Outstanding share awards at December 31, 2015 were cancelled due to VDC’s liquidation filing in the Cayman Islands. We recognized share compensation expense allocated from VDC of $1.6 million and $3.4 million for the three and six months ended June 30, 2015, respectively.

On February 10, 2016, the Company adopted the 2016 Management Incentive Plan (the “2016 MIP”). Pursuant to the 2016 MIP, the Compensation Committee may grant to executive officers and certain other employees determined by the Compensation Committee, stock options, restricted stock or restricted stock units of the Company, subject to time based vesting and performance based vesting, as determined by the Compensation Committee. As of the Effective Date, the Company established a pool of restricted stock units for issuance by the Compensation Committee. No grants from the 2016 MIP have been made to date.

Predecessor
Shareholder's Equity

4. Shareholder’s Equity

We have 50,000,000 authorized ordinary shares, par value $0.001 per share. As of December 31, 2015, 1,000 ordinary shares were issued and outstanding.

As of December 31, 2015, the Company was a 100% owned subsidiary of VDC and did not have any equity incentive plans of its own. VDC had the 2007 Long-Term Incentive Plan (the “LTIP”) under which time-vested and performance units were awarded to officers and employees of the Company and related share compensation expense was recognized. Outstanding share awards at December 31, 2015 will not vest in the future under the LTIP due to VDC’s liquidation filing in the Cayman Islands.

We recognized share compensation expense allocated from VDC of $5.8 million, $7.9 million and $6.7 million for the years ended December 31, 2015, December 31, 2014 and December 31, 2013, respectively.